UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York            November 13, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           80

Form 13F Information Table Value Total:     155,246(in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE

                                                        September 30, 2006



COLUMN 1                        COLUMN  2       COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE OF                     VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CLASS           CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION  MNGRS    SOLE  SHARED   NONE
3M CO                           COM             88579Y101     1,584     21,287  SH           SOLE     NONE      0      0     21,287
AEGON N V                       ORD AMER REG    007924103       195     10,391  SH           SOLE     NONE      0      0     10,391
AFLAC INC                       COM             001055102     4,680    102,272  SH           SOLE     NONE      0      0    102,272
ALTRIA GROUP INC                COM             02209S103     4,509     58,900  SH           SOLE     NONE      0      0     58,900
AMERICAN EXPRESS CO             COM             025816109     5,532     98,650  SH           SOLE     NONE      0      0     98,650
AMERICAN INTL GROUP INC         COM             026874107     4,609     69,566  SH           SOLE     NONE      0      0     69,566
AMERIPRISE FINL INC             COM             03076C106       706     15,057  SH           SOLE     NONE      0      0     15,057
AT & T INC                      COM             00206R102       241      7,406  SH           SOLE     NONE      0      0      7,406
BANK OF AMERICA CORPORATION     COM             060505104       279      5,204  SH           SOLE     NONE      0      0      5,204
BANKRATE INC                    COM             06646V108     1,222     46,000  SH           SOLE     NONE      0      0     46,000
BELLSOUTH CORP                  COM             079860102     3,219     75,288  SH           SOLE     NONE      0      0     75,288
BELO CORP                       COM SER A       080555105       791     50,000  SH           SOLE     NONE      0      0     50,000
BERKSHIRE HATHAWAY INC DEL      CL A            084670108     1,245         13  SH           SOLE     NONE      0      0         13
BERKSHIRE HATHAWAY INC DEL      CL B            084670207     1,800        567  SH           SOLE     NONE      0      0        567
BP PLC                          SPONSORED ADR   055622104     3,213     48,993  SH           SOLE     NONE      0      0     48,993
BRIGGS & STRATTON CORP          COM             109043109       533     19,335  SH           SOLE     NONE      0      0     19,335
BRISTOL MYERS SQUIBB CO         COM             110122108       593     23,800  SH           SOLE     NONE      0      0     23,800
BURLINGTON NORTHN SANTA FE C    COM             12189T104       588      8,000  SH           SOLE     NONE      0      0      8,000
CANADIAN NATL RY CO             COM             136375102       398      9,500  SH           SOLE     NONE      0      0      9,500
CARDINAL HEALTH INC             COM             14149Y108       513      7,800  SH           SOLE     NONE      0      0      7,800
CARNIVAL CORP                   PAIRED CTF      143658300     4,403     93,630  SH           SOLE     NONE      0      0     93,630
CATERPILLAR INC DEL             COM             149123101       276      4,192  SH           SOLE     NONE      0      0      4,192
CBS CORP NEW                    CL B            124857202     1,452     51,544  SH           SOLE     NONE      0      0     51,544
CHEVRONTEXACO CORPORA           COM             166764100     3,291     50,733  SH           SOLE     NONE      0      0     50,733
CHUBB CORP                      COM             171232101     4,705     90,558  SH           SOLE     NONE      0      0     90,558
CISCO SYS INC                   COM             17275R102       251     10,928  SH           SOLE     NONE      0      0     10,928
CITIGROUP INC                   COM             172967101     5,784    116,456  SH           SOLE     NONE      0      0    116,456
COCA COLA CO                    COM             191216100     1,412     31,600  SH           SOLE     NONE      0      0     31,600
COMCAST CORP NEW                CL A            20030N101       584     15,832  SH           SOLE     NONE      0      0     15,832
CONOCOPHILLIPS                  COM             20825C104     1,059     17,788  SH           SOLE     NONE      0      0     17,788
DEERE & CO                      COM             244199105     2,811     33,500  SH           SOLE     NONE      0      0     33,500
DEVON ENERGY CORP NEW           COM             25179M103       884     14,000  SH           SOLE     NONE      0      0     14,000
DISNEY WALT CO                  COM DISNEY      254687106       396     12,802  SH           SOLE     NONE      0      0     12,802
DOVER CORP                      COM             260003108     3,546     74,744  SH           SOLE     NONE      0      0     74,744
DOW CHEM CO                     COM             260543103       296      7,600  SH           SOLE     NONE      0      0      7,600
DU PONT E I DE NEMOURS & CO     COM             263534109       217      5,068  SH           SOLE     NONE      0      0      5,068
EMERSON ELEC CO                 COM             291011104       418      4,989  SH           SOLE     NONE      0      0      4,989
EXXON MOBIL CORP                COM             30231G102    14,972    223,135  SH           SOLE     NONE      0      0    223,135
GEMSTAR-TV GUIDE INTL INC       COM             36866W106       191     57,501  SH           SOLE     NONE      0      0     57,501
GENERAL ELECTRIC CO             COM             369604103     5,673    160,698  SH           SOLE     NONE      0      0    160,698
INTEL CORP                      COM             458140100       230     11,200  SH           SOLE     NONE      0      0     11,200
INTERNATIONAL BUSINESS MACHS    COM             459200101       373      4,550  SH           SOLE     NONE      0      0      4,550
JOHNSON & JOHNSON               COM             478160104     2,618     40,314  SH           SOLE     NONE      0      0     40,314
LEHMAN BROS HLDGS INC           COM             524908100     1,093     14,800  SH           SOLE     NONE      0      0     14,800
LOEWS CORP                      COM             540424108       250      6,600  SH           SOLE     NONE      0      0      6,600
MCGRAW HILL COS INC             COM             580645109       390      6,720  SH           SOLE     NONE      0      0      6,720
MELLON FINL CORP                COM             58551A108       832     21,267  SH           SOLE     NONE      0      0     21,267
MERCK & CO INC                  COM             589331107     2,691     64,225  SH           SOLE     NONE      0      0     64,225
MICROSOFT CORP                  COM             594918104       204      7,444  SH           SOLE     NONE      0      0      7,444
MORGAN STANLEY                  COM NEW         617446448     1,817     24,918  SH           SOLE     NONE      0      0     24,918
MOTOROLA INC                    COM             620076109       304     12,168  SH           SOLE     NONE      0      0     12,168
NEWS CORP                       CL B            65248E203     2,178    105,500  SH           SOLE     NONE      0      0    105,500
NORTEL NETWORKS CORP NEW        COM             656568102        23     10,000  SH           SOLE     NONE      0      0     10,000
NORTHEAST UTILS                 COM             664397106       233     10,000  SH           SOLE     NONE      0      0     10,000
NORTHERN TR CORP                COM             665859104     1,542     26,390  SH           SOLE     NONE      0      0     26,390
NUCOR CORP                      COM             670346105       334      6,750  SH           SOLE     NONE      0      0      6,750
PEPSICO INC                     COM             713448108       819     12,555  SH           SOLE     NONE      0      0     12,555
PFIZER INC                      COM             717081103     3,579    126,197  SH           SOLE     NONE      0      0    126,197
POTASH CORP SASK INC            COM             73755L107     3,981     38,207  SH           SOLE     NONE      0      0     38,207
PROCTER & GAMBLE CO             COM             742718109     5,054     81,541  SH           SOLE     NONE      0      0     81,541
QUALCOMM INC                    COM             747525103       545     15,000  SH           SOLE     NONE      0      0     15,000
REGIS CORP MINN                 COM             758932107     6,585    183,678  SH           SOLE     NONE      0      0    183,678
ROYAL DUTCH SHELL PLC           SPONS ADR A     780259206     3,276     49,558  SH           SOLE     NONE      0      0     49,558
SAFLINK CORP                    COM NEW         786578302         9     25,000  SH           SOLE     NONE      0      0     25,000
SCHLUMBERGER LTD                COM             806857108     3,304     53,264  SH           SOLE     NONE      0      0     53,264
SIGMA ALDRICH CORP              COM             826552101     4,848     64,070  SH           SOLE     NONE      0      0     64,070
SIRIUS SATELLITE RADIO INC      COM             82966U103        56     14,400  SH           SOLE     NONE      0      0     14,400
STATE STR CORP                  COM             857477103       387      6,200  SH           SOLE     NONE      0      0      6,200
TIME WARNER INC                 COM             887317105     3,168    173,784  SH           SOLE     NONE      0      0    173,784
TYCO INTL LTD NEW               COM             902124106     4,517    161,366  SH           SOLE     NONE      0      0    161,366
US BANCORP DEL                  COM NEW         902973304       700     21,083  SH           SOLE     NONE      0      0     21,083
UNITED TECHNOLOGIES CORP        COM             913017109       279      4,400  SH           SOLE     NONE      0      0      4,400
VERIZON COMMUNICATIONS          COM             92343V104       471     12,686  SH           SOLE     NONE      0      0     12,686
VERTRUE INC                     COM             92534N101       393     10,000  SH           SOLE     NONE      0      0     10,000
VIACOM INC NEW                  CL B            92553P201     1,797     48,344  SH           SOLE     NONE      0      0     48,344
VODAFONE GROUP PLC NEW          SPONS ADR NEW   92857W209       444     19,427  SH           SOLE     NONE      0      0     19,427
WACHOVIA CORP 2ND NEW           COM             929903102       664     11,900  SH           SOLE     NONE      0      0     11,900
WELLS FARGO & CO NEW            COM             949746101     1,561     43,156  SH           SOLE     NONE      0      0     43,156
WILMINGTON TRUST CORP           COM             971807102     4,326     97,115  SH           SOLE     NONE      0      0     97,115
WYETH                           COM             983024100       300      5,900  SH           SOLE     NONE      0      0      5,900

TOTAL                                                       155,246


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